Property and Equipment	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 - Property and Equipment

Property and equipment are summarized as follows:

Furniture and fixtures	$11,057
Computer equipment and software	1,843
Total cost	12,900
Accumulated depreciation	245
Net property and equipment	$12,655

Depreciation and amortization expense for 2017 was $245.

Note 3 - Property and Equipment

Property and equipment are summarized as follows:

Furniture and fixtures	$11,057
Computer equipment and software	1,843
Total cost	12,900
Accumulated depreciation	732
Net property and equipment	$12,168

Depreciation and amortization expense for the three months ended March 31, 2018 was $487.